Supplementary information on Oil and Gas Exploration and Production (unaudited) (Details 8) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Brazil 1 [Member]
IfrsStatementLineItems [Line Items]
Balance at beginning	$ 191,383	$ 114,780	$ 45,978
Sales and transfers of oil and gas, net of production cost	(49,797)	(54,230)	(38,074)
Development cost incurred	10,929	6,883	6,035
Net change due to purchases and sales of minerals in place	(3,894)	(17,030)	(246)
Net change due to extensions, discoveries and improved recovery related costs	5,858
Revisions of previous quantity estimates	31,616	64,535	41,211
Net change in prices, transfer prices and in production costs	(63,907)	129,462	108,268
Changes in estimated future development costs	(16,409)	(23,317)	(19,900)
Accretion of discount	19,138	11,478	4,598
Net change in income taxes	20,611	(41,178)	(33,089)
Balance at ending	145,529	191,383	114,780
South America [Member]
IfrsStatementLineItems [Line Items]
Balance at beginning	141	89	1
Sales and transfers of oil and gas, net of production cost	(54)	(62)	(43)
Development cost incurred	53	31	44
Net change due to extensions, discoveries and improved recovery related costs	19
Revisions of previous quantity estimates	3	17	205
Net change in prices, transfer prices and in production costs	(97)	122	58
Changes in estimated future development costs	(27)	(39)	(119)
Accretion of discount	20	14
Net change in income taxes	30	(17)	(47)
Other - unspecified	5	(15)	(9)
Balance at ending	93	141	89
Total [Member]
IfrsStatementLineItems [Line Items]
Balance at beginning	191,524	114,869	45,979
Sales and transfers of oil and gas, net of production cost	(49,851)	(54,291)	(38,117)
Development cost incurred	10,982	6,913	6,079
Net change due to purchases and sales of minerals in place	(3,894)	(17,030)	(246)
Net change due to extensions, discoveries and improved recovery related costs	5,876
Revisions of previous quantity estimates	31,619	64,553	41,416
Net change in prices, transfer prices and in production costs	(64,004)	129,584	108,326
Changes in estimated future development costs	(16,436)	(23,356)	(20,019)
Accretion of discount	19,159	11,492	4,598
Net change in income taxes	20,641	(41,194)	(33,136)
Other - unspecified	5	(15)	(9)
Balance at ending	145,622	191,524	114,869
Equity Method Investees [Member]
IfrsStatementLineItems [Line Items]
Balance at beginning	886	470	74
Sales and transfers of oil and gas, net of production cost	(123)	(235)	(177)
Development cost incurred	37	29	37
Net change due to extensions, discoveries and improved recovery related costs	11	10
Revisions of previous quantity estimates	82	82	30
Net change in prices, transfer prices and in production costs	(201)	349	401
Changes in estimated future development costs	(17)	(4)	3
Accretion of discount	68	93	49
Net change in income taxes			48
Other - unspecified	(53)	92	(7)
Balance at ending	$ 691	$ 886	470
Net change due to extensions, discoveries and improved recovery related costs			$ 10